PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Net cash used in operating activities	¥ (238,079)	$ (37,359)	¥ (216,521)	¥ (161,581)
Net cash used in investing activities	(1,814,560)	(284,746)	(95,800)	(85,389)
Net cash provided by financing activities	2,444,749	383,635	457,641	325,410
Effect of foreign currency exchange rate changes on cash	(36,235)	(5,686)	(10,719)	(2,243)
Net increase in cash and restricted cash	355,875	55,844	134,601	76,197
Cash and restricted cash at the beginning of the year	301,002	47,234	166,401	90,204
Cash and restricted cash at the end of the year	656,877	$ 103,078	301,002	166,401
Parent
Net cash used in operating activities	(13,099)		(1,574)	(3,038)
Net cash used in investing activities	(1,397,584)		(438,055)	(218,538)
Net cash provided by financing activities	2,685,674		602,202	215,232
Effect of foreign currency exchange rate changes on cash	(58,740)		(1,434)	(11)
Net increase in cash and restricted cash	1,216,251		161,139	(6,355)
Cash and restricted cash at the beginning of the year	161,494		355	6,710
Cash and restricted cash at the end of the year	¥ 1,377,745		¥ 161,494	¥ 355